Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
6
15-Jan-2015 Distribution Date
31-Dec-2014 1-Dec-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Jan-2015
Record Date 14-Jan-2015
30
31 15-Jan-2015 15-Dec-2014
15-Jan-2015 15-Dec-2014
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
78,384,185.60 36,111,520.58 42,272,665.02 Class A-1 Notes 122.411934 295,000,000.00 0.143297
343,100,000.00 0.00 343,100,000.00 Class A-2 Notes 0.000000 343,100,000.00 1.000000
375,870,000.00 0.00 375,870,000.00 Class A-3 Notes 0.000000 375,870,000.00 1.000000
110,500,000.00 0.00 110,500,000.00 Class A-4 Notes 0.000000 110,500,000.00 1.000000
907,854,185.60
871,742,665.02
36,111,520.58
Total Note Balance
1,124,470,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
37,518,843.28
28,832,498.44
936,686,684.04
28,832,498.44
Pool Balance
975,769,110.18
938,094,006.74
1,202,489,808.91
1,153,299,937.71
49,189,871.20 39,082,426.14
900,575,163.46
28,829,937.71
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
28,832,498.44
2.50%
2.50%
28,829,937.71 2.50%
28,832,498.44
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.180000% 12,149.55 0.041185 36,123,670.13 122.453119
Class A-2 Notes 0.430000% 122,944.17 0.358333 122,944.17 0.358333
Class A-3 Notes 0.870000% 272,505.75 0.725000 272,505.75 0.725000
Class A-4 Notes 1.310000% 120,629.17 1.091667 120,629.17 1.091667
$36,639,749.22
Total
$528,228.64

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
39,755,371.60
Recoveries
0.00
37,421,100.99
39,755,371.60
54,529.45
38,276.90
2,240,977.43
486.83
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer 0.00
813,140.93
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
528,228.64
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
36,111,520.58
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 2,302,481.45
Total Distribution
39,755,371.60
Distributions
Available Funds
Distribution Detail
Paid Shortfall Due
0.00 813,140.93 813,140.93
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
528,228.64 528,228.64 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 12,149.55 0.00 12,149.55
thereof on Class A-2 Notes 122,944.17 0.00 122,944.17
thereof on Class A-3 Notes 272,505.75 0.00 272,505.75
thereof on Class A-4 Notes 120,629.17 0.00 120,629.17
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
528,228.64 528,228.64 0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 36,111,520.58 0.00 36,111,520.58
Aggregate Principal Distributable Amount 36,111,520.58 36,111,520.58 0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,883,249.84
0.00
0.00
2,883,249.84
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account 447.59
39.24
39.24
39.24
486.83
2,883,249.84
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Dec-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
811,780.98
1,202,489,808.91
31-60 Days Delinquent
2,278,106.64
103,324.97
80
22
3
0.24%
0.09%
0.01%
2.64%
46.22
17.39
854,247.07
Current
161,408.49
99.66%
Cutoff Date Pool Balance
Amount Number of Receivables
Pool Balance beginning of Collection Period 975,769,110.18
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
13,263,144.44
0.00
254,002.45
938,094,006.74 38,062
39,050
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date Current
Amount Number of Receivables Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
938,094,006.74 38,062 100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
254,002.45
54,807.92
37,786.04
0.068%
43,511
934,858,328.06 37,957
24,157,956.55
2.67%
51.92
Pool Factor 78.01%
11.34